Consolidated statement of financial position - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Non-current assets	R 88,163	R 81,860	R 74,909
Property, plant and equipment	62,494	60,600	57,480
Right-of-use assets	222	296	361
Goodwill	7,727	7,165	6,855
Equity-accounted investments	7,594	5,621	4,039
Other investments	3,367	847	599
Environmental rehabilitation obligation funds	5,202	4,934	4,602
Other receivables	651	821	684
Deferred tax assets	906	1,576	289
Current assets	64,831	52,243	26,163
Inventories	25,080	24,952	15,503
Trade and other receivables	7,411	6,866	4,635
Other receivables	523	37	51
Tax receivable	1,245	148	355
Cash and cash equivalents	30,292	20,240	5,619
Asset held for sale	280	0	0
Total assets	152,994	134,103	101,072
Equity and liabilities
Equity attributable to owners of Sibanye-Stillwater	79,937	68,480	29,670
Stated share capital	21,647	30,150	0	[1]
Other reserves	30,332	25,570	45,104
Accumulated profit/(loss)	27,958	12,760	(15,434)
Non-controlling interests	1,408	2,236	1,468
Total equity	81,345	70,716	31,138
Non-current liabilities	51,108	45,900	55,607
Borrowings	20,191	17,497	23,698
Derivative financial instrument	0	0	4,145
Lease liabilities	177	223	273
Environmental rehabilitation obligation and other provisions	8,263	8,634	8,715
Occupational healthcare obligation	1,017	1,037	1,133
Cash-settled share-based payment obligations	2,829	1,595	1,343
Other payables	4,599	2,911	2,688
Deferred revenue	6,204	6,363	6,896
Tax and royalties payable	10	9	59
Deferred tax liabilities	7,818	7,631	6,657
Current liabilities	20,541	17,487	14,327
Borrowings	107	886	38
Lease liabilities	104	103	110
Occupational healthcare obligation	0	157	149
Cash-settled share-based payment obligations	58	33	82
Trade and other payables	15,162	13,207	11,466
Other payables	4,765	2,246	761
Deferred revenue	156	67	1,271
Tax and royalties payable	189	788	450
Total equity and liabilities	R 152,994	R 134,103	R 101,072

[1]	* Less than R1 million